Long-Term Debt	12 Months Ended
Dec. 31, 2018
Long-Term Debt [Abstract]
Long-Term Debt

6.Long –Term Debt

Facility	2018	2017
(a) Credit Facilities	62,500	250,104
(b) Term Bank Loans	1,544,622	1,512,978

Total	1,607,122	1,763,082
Less deferred finance costs, net	(11,521)	(11,213)
Total long-term debt	1,595,601	1,751,869
Less current portion of debt	(163,870)	(228,967)
Add deferred finance costs, current portion	3,286	3,084

Total long-term portion, net of current portion and deferred finance costs	1,435,017	1,525,986

           (a)    Credit facilities

As at December 31, 2018, the Company had one open reducing revolving credit facility, which is reduced in semi-annual installments with balloon payment due at maturity in February 2019. Interest was payable at a rate based on LIBOR plus a spread. At December 31, 2018, the interest rate on the above facility was 3.18%.

          (b)    Term bank loans

Term loan balances outstanding at December 31, 2018, amounted to $1,544,622. These bank loans are payable in U.S. Dollars in semi-annual installments with balloon payments mainly due at maturity between February 2019 and January 2029. Interest rates on the outstanding loans as at December 31, 2018, are based on LIBOR plus a spread.

On February 15, 2018, the Company signed a new five-year loan for the refinancing of loans maturing between October 2018 and April 2019, relating to eleven vessels. The total new loan amounted to $162,575 and was drawn on April 3, 2018. The new loan is repayable in ten semi-annual installments of $11,561, commencing six months after the drawdown date, plus a balloon of $46,965 payable together with the last installment. On April 4, 2018, the Company paid $181,168 relating to the outstanding debt on the above eleven vessels.

On April 11, 2018, the Company repaid an amount of $10,158 to the relevant lender on the sale of the VLCC tanker Millennium.

On April 27, 2018, the Company signed a supplemental agreement to the loan agreement dated January 31, 2012 for a $12,475 top-up tranche to the existing loan for the early refinancing of the shuttle tanker Rio 2016. The top-up was drawn down on April 30, 2018 and is repayable in twelve equal semi-annual installments of $3,203, plus a balloon payment of $38,438 payable together with the last installment.

On June 7, 2018, the Company signed a new six-year loan agreement for $80,000 relating to the early refinancing of the shuttle tanker Brasil 2014. The Company repaid the amount of $66,658, which was outstanding at the refinancing date and drew down $80,000 on the same date. The new loan is repayable in twelve semi-annual installments of $3,745 for the first six installments and $3,412.5 for the following six installments, commencing six months after the drawdown date, plus a balloon of $37,055 payable together with the last installment.

On June 28, 2018, the Company signed a new term bank loan for $48,650 relating to the refinancing of three aframax tankers, Maria Princess, Nippon Princess and Ise Princess, which were approaching maturity. The loan is repayable in ten semi-annual installments of $3,041, plus a balloon payment of $18,240 payable together with the last installment.

On December 6, 2018, the Company signed a new term bank loan for $82,752 relating to the pre- and post-delivery financing of two aframax tankers under construction. The loan is repayable in sixteen consecutive semi-annual installments of $2,299, commencing six months after the delivery of the vessel, plus a balloon of $45,973 payable together with the last installment. The first drawdown of $5,172 was made on December 10, 2018, for the payment of the second installment of one aframax to the ship building yard.

On December 18, 2018, the Company signed a new term bank loan for $44,000 relating to the refinancing of two vessels, the suezmax tanker Euro and the aframax tanker Sakura Princess which matures between July and September 2020. The loan is repayable in ten semi-annual installments of $2,350, plus a balloon payment of $20,500 payable together with the last installment.

On December 28, 2018, the Company signed a new five-year term bank loan for $62,500 relating to the refinancing of the LNG carrier Neo Energy. On January 10, 2019, the Company repaid the amount of $62,500 which was outstanding at the refinancing date and drew down $62,500 on the same date. The new loan is repayable in ten semi-annual installments of $3,000, commencing six months after the drawdown date, plus a balloon of $32,500 payable with the last installment. On January 28, 2019, the Company signed a new six-year term bank loan for $88,150 relating to the refinancing of the debt approaching maturity of the suezmax tankers, Spyros K and Dimitris P, the aframax tanker Uraga Princess and the panamax tanker Salamina. The loan was drawn on January 30, 2019 and is repayable in twelve semi-annual installments of $5,200, commencing six months after the drawdown date, plus a balloon of $25,750 payable together with the last installment.

At December 31, 2018, interest on these term bank loans ranged from 3.18% to 5.21%.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Year ended December 31, 2018	4.21%
Year ended December 31, 2017	3.47%
Year ended December 31, 2016	2.71%

Loan movements for credit facilities and term loans throughout 2018:

Loan	Origination Date	Original Amount	Balance at January 1, 2018	New Loans	Prepaid	Repaid	Balance at December 31, 2018
Credit facility	2004	179,384	31,594	—	30,158	1,436	—
Credit facility	2006	371,010	151,010	—	—	151,010	—
Credit facility	2007	120,000	67,500	—	—	5,000	62,500
10-year term loan	2007	88,350	38,670	—	—	38,670	—
10-year term loan	2009	38,600	17,876	—	15,642	2,234	—
12-year term loan	2009	40,000	21,250	—	—	2,500	18,750
10-year term loan	2010	39,000	19,500	—	—	2,600	16,900
10-year term loan	2010	43,924	21,399	—	—	3,218	18,181
9-year term loan	2010	42,100	23,900	—	—	2,600	21,300
10-year term loan	2011	48,000	27,200	—	—	3,200	24,000
9-year term loan	2011	48,650	29,191	—	—	3,243	25,948
8-year term loan	2011	73,600	67,467	12,475	—	6,270	73,672
8-year term loan	2012	73,600	66,658	—	63,187	3,471	—
7-year term loan	2013	18,000	11,955	—	10,335	1,620	—
7-year term loan	2014	42,000	33,600	—	—	2,800	30,800
6-year term loan	2014	193,239	181,197	—	—	12,077	169,120
6-year term loan	2014	39,000	31,200	—	28,600	2,600	—
7-year term loan	2014	40,400	39,059	—	—	2,682	36,377
6-year term loan	2014	78,744	77,594	—	—	4,669	72,925
6-year term loan	2014	39,954	39,954	—	—	2,497	37,457
5-year term loan	2015	35,190	33,235	—	—	1,955	31,280
7-year term loan	2015	35,190	32,991	—	—	2,199	30,792
7-year term loan	2015	39,900	32,646	—	—	3,627	29,019
5-year term loan	2015	82,775	67,255	—	—	10,347	56,908
6-year term loan	2015	46,217	36,973	—	—	4,622	32,351
7-year term loan	2015	44,800	40,000	—	—	3,200	36,800
12-year term loan	2016	309,824	273,935	—	—	21,502	252,433
2&5-year term loan	2016	60,000	12,806	—	—	12,806	—
5-year term loan	2016	33,104	27,088	—	—	5,092	21,996
4-year term loan	2016	18,125	14,500	—	—	3,625	10,875
7½-year term loan	2017	85,000	85,000	—	—	5,667	79,333
4-year term loan	2017	122,500	108,879	—	—	16,565	92,314
6-year term loan	2018	80,000	—	80,000	—	3,745	76,255
5-year term loan	2018	180,000	—	162,575	—	11,561	151,014
5-year term loan	2018	44,000	—	44,000	—	—	44,000
5-year term loan	2018	48,650	—	48,650	—	—	48,650
8-year term loan	2018	82,752	—	5,172	—	—	5,172

Total			1,763,082	352,872	147,922	360,910	1,607,122

[1]        The above revolving credit facilities and term bank loans are secured by first priority mortgages on all vessels owned by the Company’s subsidiaries, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant ship-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends provided no event of default has occurred, sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $99,154 at December 31, 2018 and $113,427 at December 31, 2017, a minimum consolidated leverage ratio, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Two loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $2,700. Four loan agreements require a monthly pro rata transfer to retention account of any principal due but unpaid.

As at December 31, 2018, the Company and its wholly owned subsidiaries had twenty-nine loan agreements, totaling $1,607,122. The Company fulfilled its requirements in respect of the financial covenants of all the agreements in relation to the leverage ratio and all other terms and covenants, apart from the value-to-loan requirement in three of its loan agreements, which did not require an amount to be reclassified within current liabilities at December 31, 2018.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditures on dry-dockings and working capital.

The annual principal payments, including balloon payments on loan maturity, required to be made after December 31, 2018, are as follows:

Period/Year	Amount
2019	163,870
2020	211,229
2021	286,107
2022	242,538
2023	321,505
2024 and thereafter	381,873

1,607,122